                                   ING INVESTORS TRUST
                     ING Global Real Estate Portfolio ("Portfolio")

                           Supplement dated October 13, 2006
      to the Adviser Class  Statement of Additional Information ("SAI") and the
            Institutional Class,  Service Class and Service 2 Class SAI,
                              each dated April 28, 2006


ADVISER CLASS SAI

Effective April 28, 2006, the information relating to the Portfolio in the table entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers" beginning on page 106 of the Adviser Class SAI is hereby deleted and replaced with the following:

SUB-ADVISER                        PORTFOLIO                            SUB-ADVISORY FEE
ING Clarion Real Estate            ING Global Real Estate               0.40% on first $250 million of the Portfolio's
Securities L.P.                                                         average daily net assets;
                                                                        0.375% on the next $250 million of the Portfolio's
                                                                        average daily net assets; and
                                                                        0.35% of the Portfolio's average daily net assets
                                                                        above $500 million

In addition, footnote (12) following the table entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers" beginning on page 106 is hereby deleted in its entirety.

INSTITUTIONAL CLASS, SERVICE CLASS AND SERVICE 2 CLASS SAI

Effective April 28, 2006, the information relating to the Portfolio in the table entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers" beginning on page 109 of the Institutional Class, Service Class and Service 2 Class SAI is hereby deleted and replaced with the following:

SUB-ADVISER                        PORTFOLIO                            SUB-ADVISORY FEE
ING Clarion Real Estate            ING Global Real Estate               0.40% on first $250 million of the Portfolio's
Securities L.P.                                                         average daily net assets;
                                                                        0.375% on the next $250 million of the Portfolio's
                                                                        average daily net assets; and
                                                                        0.35% of the Portfolio's average daily net assets
                                                                        above $500 million

In addition, footnote (13) following the table entitled "Sub-Advisory Fees" in the section entitled "Sub-Advisers" beginning on page 109 is hereby deleted in its entirety.

                       PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE